Label	Element	Value
Document And Entity Information Elements	ck0001141306_DocumentDocumentAndEntityInformationElementAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2013
Prospectus Date	rr_ProspectusDate	Nov. 30, 2013